Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 4 – Property, plant and equipment

Property, plant and equipment consist of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Land	$1,822	$150
Buildings	3,297	1,935
Furniture and fixtures	5,263	2,339
Software	3,659	—
Machinery and equipment	857,900	409,212
Vehicles	5,889	2,052
Leasehold improvements	8,269	—
Construction in progress	7,148	275
Property, plant and equipment	893,247	415,963
Less: accumulated depreciation	(190,631)	(123,740)
Property, plant and equipment, net	$702,616	$292,223

The Company’s rental fleet included in machinery and equipment above was $799.5 million (approximately $620.0 million, net of accumulated depreciation) as of December 31, 2024 and was $361.6 million (approximately $279.5 million, net of accumulated depreciation) as of December 31, 2023.

Depreciation expenses during 2024, 2023 and 2022 were approximately $67.5 million, $40.2 million and $32.4 million, respectively.